Earnings Per Share	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

The following is a summary of the elements used in calculating basic and diluted earnings per common share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Net income attributable to common NGHC stockholders - basic	$32,059	$12,753	$88,785	$32,211
Effect of potentially dilutive securities:
Convertible preferred stock dividends	—	—	—	2,158
Net income attributable to common NGHC stockholders - diluted	$32,059	$12,753	$88,785	$34,369

Weighted average number of common shares outstanding – basic	93,359,265	79,700,000	90,853,536	60,063,250
Potentially dilutive securities:
Share options	2,075,584	924,303	1,673,422	1,556,709
Restricted stock units	228,580	—	88,240	—
Convertible preferred stock	—	—	—	7,070,998
Weighted average number of common shares outstanding – diluted	95,663,429	80,624,303	92,615,198	68,690,957
Basic earnings per share attributable to NGHC common stockholders	$0.34	$0.16	$0.98	$0.54
Diluted earnings per share attributable to NGHC common stockholders	$0.34	$0.16	$0.96	$0.50

As of September 30, 2014 and 2013, 2,791,099 and 3,705,151 share options, respectively, were excluded from diluted earnings per common share as they were anti-dilutive.